NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 84,674	$ 77,439
Individually evaluated for impairment
Collectively evaluated for impairment	84,674	77,439
Deferred loan fees	469	434
Allowance for loan losses	(468)	(418)
Net Loans Receivable	84,675	77,455
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	72,237	65,153
Individually evaluated for impairment
Collectively evaluated for impairment	72,237	65,153
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,769	1,866
Individually evaluated for impairment
Collectively evaluated for impairment	1,769	1,866
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		462
Individually evaluated for impairment
Collectively evaluated for impairment		462
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,390	3,653
Individually evaluated for impairment
Collectively evaluated for impairment	3,390	3,653
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,482	2,033
Individually evaluated for impairment
Collectively evaluated for impairment	3,482	2,033
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	861	1,017
Individually evaluated for impairment
Collectively evaluated for impairment	861	1,017
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,177	2,275
Individually evaluated for impairment
Collectively evaluated for impairment	2,177	2,275
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	125	139
Individually evaluated for impairment
Collectively evaluated for impairment	125	139
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	633	841
Individually evaluated for impairment
Collectively evaluated for impairment	$ 633	$ 841